May 01, 2019

BLACKROCK VARIABLE SERIES FUNDS II, INC.

BlackRock Total Return V.I. Fund

(the “Fund”)

Supplement dated May 29, 2019 to

the Summary Prospectus and Prospectus, each dated May 1, 2019

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

The section of the Summary Prospectus entitled “Key Facts About BlackRock Total Return V.I. Fund – Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview – Key Facts About BlackRock Total Return V.I. Fund – Fees and Expenses of the Fund” are amended by deleting footnote 2 of the fee table in its entirety and replacing it with the following:

2
Interest Expense has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer make short sales or invest in reverse repurchase agreements, U.S. Treasury rolls or tender option bonds. During the Fund’s most recent fiscal year, Interest Expense was equal to 0.03% for each of Class I and Class III Shares.

The section of the Summary Prospectus entitled “Key Facts About BlackRock Total Return V.I. Fund – Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview – Key Facts About BlackRock Total Return V.I. Fund – Principal Investment Strategies of the Fund” are amended by deleting the third paragraph in its entirety and replacing it with the following:

The Fund may invest up to 30% of its net assets in securities of foreign issuers, of which 20% (as a percentage of the Fund’s net assets) may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. This means that the Fund may invest in such U.S. dollar-denominated securities of foreign issuers without limit. The Fund may enter into mortgage dollar rolls. The Fund may also invest in derivative instruments, including, but not limited to, interest rate, total return and credit default swaps, options, futures, options on futures and swaps, both for hedging purposes and to seek to enhance its returns. The Fund may also invest in credit linked notes, credit linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities.

The section of the Summary Prospectus entitled “Key Facts About BlackRock Total Return V.I. Fund – Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview – Key Facts About BlackRock Total Return V.I. Fund – Principal Investment Strategies of the Fund” are amended to add the following after the fourth paragraph:

The Fund may also gain exposure to fixed-income securities by investing in BlackRock fixed-income mutual funds. As of the date of this prospectus, the Fund intends to invest in BATS: Series A Portfolio (“BATS-A”), a series of BlackRock Allocation Target Shares. The investment objective of BATS-A is to seek a high level of current income consistent with capital preservation. In pursuit of its investment objective, BATS-A principally invests in asset-backed securities; commercial and residential mortgage-backed securities issued or guaranteed by the U.S. Government, various agencies of the U.S. Government or various instrumentalities that have been established or sponsored by the U.S. Government; commercial and residential mortgage-backed securities issued by banks and other financial institutions; collateralized mortgage obligations; loans backed by commercial or residential real estate; derivatives; and repurchase agreements and reverse repurchase agreements.

The section of the Summary Prospectus entitled “Key Facts About BlackRock Total Return V.I. Fund – Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview – Key Facts About BlackRock Total Return V.I. Fund – Principal Risks of Investing in the Fund” are amended to add the following risks:

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Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.

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Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including exchange-traded funds, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.